Issued capital and reserves	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Issued capital and reserves	Issued capital and reserves
Share capital
Share capital includes the nominal value of ordinary shares, Class B shares and deferred shares issued and outstanding. The excess of the consideration received from issuance of shares over their nominal value is recognized as additional paid in capital.
On May 23, 2024, Klarna Holding AB (publ) completed a reorganization, which resulted in Klarna Group plc becoming the new ultimate parent company of the Group. Through a series of share for share exchange steps, the shareholders of Klarna Holding AB (publ) exchanged their shares for an equal number of shares in Klarna Group plc. As a result of our corporate reorganization, Klarna Group plc became our ultimate holding company and the parent company of Klarna Holding AB (publ). There was no change in the legal ownership of any of the assets of Klarna Holding AB (publ), nor any change in the ultimate controlling ownership of existing shares or securities of Klarna Holding AB (publ) or Klarna Group plc as a result of the reorganization.
As at December 31, 2025, our issued and outstanding share capital consists of 377,507,910 ordinary shares and 328,136,589 Class B shares as per below table:

	Ordinary shares	Class B shares	Class C shares	Deferred shares	Deferred shares	Deferred shares	Deferred shares
Nominal value	$0.00010	$0.00010	$0.00010	$0.00073	$11.35013	$0.28000	$0.00010
As of January 01, 2024	364,018,908	—	—	364,018,908	—	—	—
Shares issued	1,277,664	—	—	1,277,664	—	1	—
As of December 31, 2024	365,296,572	—	—	365,296,572	—	1	—
Shares issued	12,211,338	369,911,294	—	257,772	369,911,294	—	—
Redesignation		(41,774,705)					41,774,705
Capital reduction	—		—	(365,554,344)	(369,911,294)	(1)	(41,774,705)
As of December 31, 2025	377,507,910	328,136,589	—	—	—	—	—
On June 30, 2025, the board of directors of the Company was granted the authority from our shareholders to allot new ordinary shares and other shares, and to grant rights to subscribe for, or to convert any security into, new ordinary shares or other shares, up to a maximum aggregate nominal amount (i.e., par value) of $367,502.51, for a period expiring (unless previously renewed, varied or revoked by the Company in general meeting) at the conclusion of the Company’s annual general meeting to be held in 2026 (or, if earlier, on June 30, 2026).
The holders of ordinary shares are entitled to one vote per share on all matters to be voted upon by the shareholders, are entitled to receive ratably such dividends, if any, as may be approved from time to time by the Board of Directors out of funds legally available for such dividends, and in the event of liquidation, dissolution or winding-up of Klarna Group plc, the holders of ordinary shares are entitled to share ratably in all assets remaining after payment of
Each Class B share will be entitled to ten votes per share but will have no dividend or other effective economic rights. Class B shares are not transferable. Following certain transfers of interests in our ordinary shares by holders of our Class B shares or their affiliates, a related number of their Class B shares will automatically convert into deferred shares, which have no voting or effective economic rights.
Additionally, all Class B shares will automatically convert into deferred shares after 20 years from the initial public offering and in certain other specified circumstances. Class B shares and deferred shares into which Class B shares may convert will not have any effective economic rights because they will not have a right to dividends and will participate in our liquidation, dissolution or winding up only after we distributed to holders of our share capital $10.0 million for each ordinary share and $5.0 million for each Class C share they hold, which we do not expect to occur.
In March 2025, Klarna Group plc’s board of directors approved a subdivision of ordinary shares of
Klarna Group plc on a 1-to-12 basis, which was effected on March 6, 2025. The subdivision also resulted in the issuance of 365,445,384 deferred shares with a nominal value per share of $0.0007333. This number included 148,812 deferred shares in respect of ordinary shares that were issued in January 2025. Such deferred shares had no voting rights and no effective economic rights, because such shares did not have a right to dividends and would have only participated in a liquidation, dissolution or winding-up after the
Company distributed to its shareholders $10.0 million for each ordinary share ($5.0 million for each Class
C share) then in issuance, which the Company does not expect to occur.
During 2025, an aggregate of 12,211,338 ordinary shares was issued related to:
•299,572 ordinary shares granted to employees, including our executive officer;
•5,000,000 ordinary shares were issued under the initial public offering on September 10, 2025, with directly attributable transaction costs related to the issuance of new ordinary shares of $8.5 million deducted from equity. These costs, primarily underwriting fees, were offset against the gross proceeds, with only the net proceeds recognized in Additional paid in capital;
•2,563,600 ordinary shares were issued following exchanges of ordinary shares in a subsidiary of Klarna
Group plc pursuant to vesting of the Group’s Legacy RSU program;
•1,948,166 ordinary shares were issued following an exchange of ordinary shares in a subsidiary of
Klarna Group plc pursuant the Group’s Employee Equity Program;
•2,400,000 ordinary shares were issued following exercise of share warrants granted to certain partners in exchange for services.
Immediately prior to the completion of initial public offering 369,911,294 Class B shares with a nominal value of $0.0001 and 369,911,294 deferred shares with a nominal value of $11.35013 were issued to holders of our ordinary shares at that time. These shares were issued by capitalizing the merger reserve, recognized within additional paid in capital, that arose for statutory purposes under the Companies Act
2006 in connection with the incorporation of Klarna Group plc in 2024.
Upon ordinary shares being sold by selling shareholders in the IPO, including following the exercise of the over-allotment option by the underwriters to purchase additional ordinary shares from selling shareholders, and post-IPO transfers, 41,774,705 Class B shares were redesignated into deferred shares with a nominal value of $0.0001.
In September 2025, Klarna Group plc capitalized the UK statutory merger reserve, reallocating $4.2bn billion from additional paid-in capital to share capital. Subsequently, in November 2025, Klarna Group plc completed a capital reduction under the UK Companies Act to create distributable reserves, cancelling the balance standing to the credit of its share premium account and all of its then-existing deferred shares resulting in a reallocation within equity with $4.6 billion reallocated from share capital and additional paid in capital to retained earnings. This transaction resulted in no change to total equity, and had no impact on profit or loss or cash flows.
Additional paid-in capital
In addition to the excess of the consideration received from issuance of shares over their nominal value, additional paid-in capital also includes any other contributions made by the shareholders of the
Company, share-based payments and any incremental costs directly attributable to the issuance of shares shown as a deduction from equity. During 2025, 2024 and 2023, the Company’s proceeds related to new share issuances were recognized net of $8.5m, nil and nil of issuance costs, respectively.
Reserves
Reserves comprise foreign currency translation differences arising from the translation of the assets and liabilities of foreign operations, and the cumulative net changes in fair value of debt instruments classified as financial assets at fair value through other comprehensive income (“FVOCI”), including related expected credit loss movements. Amounts recognized in other comprehensive income are subsequently reclassified to profit or loss upon derecognition of the underlying financial assets.
Non-controlling interests
Non-controlling interests primarily consist of Additional Tier 1 (“AT1”) securities, issued by subsidiaries of Klarna Group plc, which are floating rate perpetual subordinated securities with no fixed maturity or redemption date. The securities rank behind the claims against Klarna’s unsubordinated creditors including any instruments that constitute Tier 2 Notes and are pari passu with the claims of other holders of AT1 securities issued by the Group in the event of a bankruptcy or liquidation. The securities bear a variable rate of interest based on the three-month STIBOR rate until the redemption date. Interest on the securities will be due and payable only at the sole discretion of Klarna, and the Company may at any time elect to cancel any interest payment (or any part thereof) which would otherwise be payable on any interest payment date. There are also certain restrictions on the payment of interest as specified in the terms.
The notes are perpetual and have no fixed date for redemption. The AT1 securities are redeemable at the option of the Company at any time during the initial call period, which is the fifth anniversary from the initiation issue date, or at any interest payment date falling after the initial call period. In addition, Klarna can redeem all outstanding AT1 securities on any interest payment date or vary their terms for certain regulatory or tax reasons. Any repayments require the prior consent of the Swedish FSA.
If at any time the Group’s consolidated Additional Tier 1 ratio should fall below 7%, a write-down is made as a reduction of the total nominal amount and considered to be an unconditional capital contribution by the AT1 holders. Following a write-down of the total nominal amount, Klarna, at its discretion but subject to obtaining relevant approval from its shareholders, can reinstate any portion of the principal of the AT1 securities. Unless write-up of the principal of the AT1 securities is permitted and possible in accordance with Central Security Depositories (“CSD”) regulations, reinstatement shall be made by way of issuing new notes that qualify as AT1 capital.
During 2025, 2024 and 2023 the Company issued nil, $142 million and $27 million of AT1 securities, respectively, and redeemed nil, nil and $24 million of AT1 securities, respectively. Following the Group’s corporate reorganization in May 2024, AT1 securities are considered non-controlling interests as they are issued by subsidiaries of Klarna Group plc.
Non-controlling interests also include equity interests arising from share-based payment arrangements under which certain participants were granted ownership interests in subsidiaries of Klarna Group plc.